CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 28, 2012 Successor [Member]	Dec. 30, 2011 Predecessor [Member]
Accounts receivable - trade, allowance for doubtful accounts (in dollars)	$ 528	$ 6,457
Senior preferred stock, par value (in dollars per share)	$ 0	$ 0.01
Senior preferred stock, shares authorized (in shares)	0	20,000,000
Senior preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	2,500,000	100,000,000
Common stock, shares issued (in shares)	1,474,465	33,558,842
Common stock, shares outstanding (in shares)	1,474,465	31,596,615
Treasury stock, shares (in shares)	0	1,962,227